UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [X]; Amendment Number:  1
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Rockbay Capital Management, LP
Address:       1211 Avenue of the Americas, 27th Floor
               New York, New York 10036

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Rockbay Capital Advisors, Inc., its
               general partner
Name:          Atul Khanna
Title:         CEO
Phone:         212-596-3555


Signature, Place, and Date of Signing:

/s/ Atul Khanna                    New York, NY                    2/16/04
----------------                   ------------                    --------
    [Signature]                    [City, State]                    [Date]

--------------------------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         49
Form 13F Information Table Value Total:         325,428
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01                                       Rockbay Capital Advisors, Inc.

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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advanced Medical Optics        COM              00763m108     7860   400000 SH       Defined     01        400000
Alcan Inc.                     COM              013716105    18780   400000 SH       Defined     01        400000
Altria Group                   COM              02209s103    12244   225000 SH       Defined     01        225000
Altria Group                   COM              02209s103    13605   250000     CALL Defined     01        250000
BKF Capital Group              COM              05548g102     4566   185000 SH       Defined     01        185000
Boise Cascade                  COM              097383103    20373   620000 SH       Defined     01        620000
Cablevision Systems            COM              12686c109     3625   155000 SH       Defined     01        155000
California Coastal Communicati COM              129915203      983    90000 SH       Defined     01         90000
Clarus Corporation             COM              182707109     4407   603700 SH       Defined     01        603700
Conseco Inc.                   COM              208464883     2834   130000     CALL Defined     01        130000
Conseco Inc.                   COM              208464883     4408   202200 SH       Defined     01        202200
Consol Energy Inc.             COM              20854p109     1295    50000     CALL Defined     01         50000
DST Systems Inc.               COM              233326107    15034   360000 SH       Defined     01        360000
FNB Corp When Issued           COM              302520119      313    16600 SH       Defined     01         16600
First Data Corp                COM              319963104     7191   175000 SH       Defined     01        175000
Genesis Healthcare Corp.       COM              37184d101      911    40000 SH       Defined     01         40000
Grupo TMM - ADR                COM              40051d105      378    89200 SH       Defined     01         89200
Halliburton Company            COM              406216101    12090   465000 SH       Defined     01        465000
Halliburton Company            COM              406216101    10920   420000     CALL Defined     01        420000
Hudson Highland Group, Inc     COM              443792106     7466   315000 SH       Defined     01        315000
Intergraph Corp                COM              458683109    16153   675000 SH       Defined     01        675000
Intertan Inc.                  COM              461120107     6656   657700 SH       Defined     01        657700
J.C. Penney Co.                COM              708160106     3548   135000 SH       Defined     01        135000
J.C. Penney Co.                COM              708160106     3942   150000     CALL Defined     01        150000
Liberate Technologies          COM              530129105     2867   934000 SH       Defined     01        934000
Liberty Media                  COM              530718105     7847   660000 SH       Defined     01        660000
MI Developments Inc.           COM              55304x104     7120   255000 SH       Defined     01        255000
Magna Entertainment            COM              559211107     1414   280000 SH       Defined     01        280000
Moore Wallace Inc.             COM              615857109    11613   620000 SH       Defined     01        620000
Motient Corporation            COM              619908304     2462   600500 SH       Defined     01        600500
Motorola Inc.                  COM              620076109     8330   595000 SH       Defined     01        595000
NeighbourCare, Inc.            COM              64015y104     8295   420000 SH       Defined     01        420000
Oneok Inc                      COM              682680103     5189   235000 SH       Defined     01        235000
PG & E Corp                    COM              69331C108    17912   645000 SH       Defined     01        645000
PG & E Corp                    COM              69331C108     3055   110000     CALL Defined     01        110000
Petroleum Geo Services ADR     COM              716599105      391    10030 SH       Defined     01         10030
Piper Jaffray When-Issued      COM              724078100     1039    25000 SH       Defined     01         25000
Plains Expl & Prod Co LP       COM              726505100     6464   420000 SH       Defined     01        420000
Plains Resources Inc.          COM              726540503    16211  1010000 SH       Defined     01       1010000
Riverstone Networks            COM              769320102     1282  1155000 SH       Defined     01       1155000
Solutia Inc.                   COM              834376105      392  1075000 SH       Defined     01       1075000
Sunterra Corp                  COM              86787d208     2220   200000 SH       Defined     01        200000
Superior Essex Inc. When-Issue COM              86815v105     3102   220000 SH       Defined     01        220000
TV Azteca S.A.                 COM              901145102     3185   350000 SH       Defined     01        350000
Tenaris SA Sponsored ADR       COM              88031m109     2730    81943 SH       Defined     01         81943
UnitedGlobalCom Inc. - Class A COM              913247508    22961  2707700 SH       Defined     01       2707700
Washington Group Intl          COM              938862208     6964   205000 SH       Defined     01        205000
Westar Energy                  COM              95709T100      506    25000 SH       Defined     01         25000
Information Resources Inc.     RIGHTS           45676e107     2295  1275000 SH       Defined     01       1275000
                                                           325,428

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